Intangible Assets	12 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

NOTE 5 – INTANGIBLE ASSETS

The components of intangible assets, all of which are finite-lived, were as follows:

	As of March 31
	2021	2020
Patents	$3,840,903	$3,822,542
Trademarks	26,142	25,023
Total at cost	3,867,045	3,847,565
Accumulated Amortization	(3,839,113)	(3,788,954)
Total net	$27,932	$58,611

During fiscal years 2021 and 2020, amortization expense was $50,158 and $543,320, respectively. The Company performed intangible impairment analyses throughout the years ended March 31, 2021 and March 31, 2020 and concluded that approximately $-0- and $31,000 in patents were impaired, respectively.